Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a summary of changes in fair value of the contingent payments measured using significant unobservable inputs (Level 3):

Fair Value
(in thousands)
Balance as of December 31, 2012	$6,364
Foreign exchange differences	35
Balance as of March 31, 2013	$6,399